Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings (Loss) per share
Summary of earnings (loss) per share

	2020	2019	2018
(Loss)/Income after taxes from continuing operations (attributable to VIA optronics AG shareholders) in EUR	(3,617,028)	(11,759,184)	3,959,134
Weighted average of shares outstanding	3,398,330	2,991,600	2,900,000
(Loss)/Earnings per share in EUR	(1.06)	(3.93)	1.37